RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Total Financial Assets	$ 7,177,048,816	$ 5,404,819,804
Total Financial Liabilities	6,448,924,225	4,559,215,327
Banco Supervielle S A | Interest rate risk
Interest rate risk
Total Financial Assets	7,954,343,143	4,541,830,095
Total Financial Liabilities	6,546,267,997	3,270,007,311
Net Amount	1,408,075,146	1,271,822,784
Banco Supervielle S A | Up to 30 | Interest rate risk
Interest rate risk
Total Financial Assets	3,977,766,195	2,464,996,203
Total Financial Liabilities	3,742,639,743	2,573,227,041
Net Amount	235,126,452	(108,230,838)
Banco Supervielle S A | From 30 to 90 | Interest rate risk
Interest rate risk
Total Financial Assets	898,495,304	506,424,447
Total Financial Liabilities	965,700,163	429,219,474
Net Amount	(67,204,859)	77,204,973
Banco Supervielle S A | From 90 to 180 | Interest rate risk
Interest rate risk
Total Financial Assets	1,011,404,260	488,969,359
Total Financial Liabilities	619,885,615	209,687,810
Net Amount	391,518,645	279,281,549
Banco Supervielle S A | From 180 to 385 | Interest rate risk
Interest rate risk
Total Financial Assets	347,589,359	216,113,914
Total Financial Liabilities	162,839,699	48,714,749
Net Amount	184,749,660	167,399,165
Banco Supervielle S A | More than 365 | Interest rate risk
Interest rate risk
Total Financial Assets	1,719,088,025	865,326,172
Total Financial Liabilities	1,055,202,777	9,158,237
Net Amount	$ 663,885,248	$ 856,167,935